Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$ 645,000,000	$ 442,000,000	$ 817,000,000
INVESTING ACTIVITIES:
Intercompany transfers	0	0	0
Capital expenditures	(144,000,000)	(811,000,000)	(1,384,000,000)
Acquisition of unconsolidated affiliates			(161,000,000)
Investments in unconsolidated affiliates, net	(53,000,000)	(64,000,000)	(161,000,000)
Proceeds from sale of assets	163,000,000	164,000,000	30,000,000
Net cash used in investing activities	(34,000,000)	(711,000,000)	(1,515,000,000)
FINANCING ACTIVITIES:
Intercompany transfers	0	0	0
Proceeds from long-term debt	3,353,000,000	7,216,000,000	719,000,000
Payments of long-term debt	(3,628,000,000)	(7,196,000,000)	0
Payments of commercial paper, net	0	(1,012,000,000)	(288,000,000)
Payments of deferred financing costs	(5,000,000)	(4,000,000)	(12,000,000)
Proceeds from issuance of common units, net of offering costs	0	31,000,000	1,001,000,000
Net change in advances to predecessor from DCP Midstream, LLC	157,000,000	1,697,000,000	(301,000,000)
Distributions to limited partners and general partner	(483,000,000)	(482,000,000)	(420,000,000)
Distributions to non-controlling interests	(7,000,000)	(5,000,000)	(5,000,000)
Net cash (used in) provided by financing activities	(613,000,000)	245,000,000	694,000,000
Net change in cash and cash equivalents	(2,000,000)	(24,000,000)	(4,000,000)
Cash and cash equivalents, beginning of period	3,000,000	27,000,000	31,000,000
Cash and cash equivalents, end of period	1,000,000	3,000,000	27,000,000
Reportable Legal Entities | Parent Guarantor
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	0	0	0
INVESTING ACTIVITIES:
Intercompany transfers	483,000,000	(1,049,000,000)	(581,000,000)
Capital expenditures	0	0	0
Acquisition of unconsolidated affiliates			0
Investments in unconsolidated affiliates, net	0	0
Proceeds from sale of assets	0	0	0
Net cash used in investing activities	483,000,000	(1,049,000,000)	(581,000,000)
FINANCING ACTIVITIES:
Intercompany transfers	0	0	0
Proceeds from long-term debt	0	0	0
Payments of long-term debt	0	0
Payments of commercial paper, net		0	0
Payments of deferred financing costs	0	0	0
Proceeds from issuance of common units, net of offering costs		31,000,000	1,001,000,000
Net change in advances to predecessor from DCP Midstream, LLC	0	1,500,000,000	0
Distributions to limited partners and general partner	(483,000,000)	(482,000,000)	(420,000,000)
Distributions to non-controlling interests	0	0	0
Net cash (used in) provided by financing activities	(483,000,000)	1,049,000,000	581,000,000
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	0	0	0
Reportable Legal Entities | Subsidiary Issuer
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(305,000,000)	(311,000,000)	(271,000,000)
INVESTING ACTIVITIES:
Intercompany transfers	585,000,000	1,283,000,000	(141,000,000)
Capital expenditures	0	0	0
Acquisition of unconsolidated affiliates			0
Investments in unconsolidated affiliates, net	0	0
Proceeds from sale of assets	0	0	0
Net cash used in investing activities	585,000,000	1,283,000,000	(141,000,000)
FINANCING ACTIVITIES:
Intercompany transfers	0	0	0
Proceeds from long-term debt	3,353,000,000	7,216,000,000	719,000,000
Payments of long-term debt	(3,628,000,000)	(7,196,000,000)
Payments of commercial paper, net		(1,012,000,000)	(288,000,000)
Payments of deferred financing costs	(5,000,000)	(4,000,000)	(12,000,000)
Proceeds from issuance of common units, net of offering costs		0	0
Net change in advances to predecessor from DCP Midstream, LLC	0	0	0
Distributions to limited partners and general partner	0	0	0
Distributions to non-controlling interests	0		0
Net cash (used in) provided by financing activities	(280,000,000)	(996,000,000)	419,000,000
Net change in cash and cash equivalents	0	(24,000,000)	7,000,000
Cash and cash equivalents, beginning of period	0	24,000,000	17,000,000
Cash and cash equivalents, end of period	0	0	24,000,000
Reportable Legal Entities | Non-Guarantor Subsidiaries
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	950,000,000	753,000,000	1,088,000,000
INVESTING ACTIVITIES:
Intercompany transfers	0	0	0
Capital expenditures	(144,000,000)	(811,000,000)	(1,384,000,000)
Acquisition of unconsolidated affiliates			(161,000,000)
Investments in unconsolidated affiliates, net	(53,000,000)	(64,000,000)
Proceeds from sale of assets	163,000,000	164,000,000	30,000,000
Net cash used in investing activities	(34,000,000)	(711,000,000)	(1,515,000,000)
FINANCING ACTIVITIES:
Intercompany transfers	(1,068,000,000)	(234,000,000)	722,000,000
Proceeds from long-term debt	0	0	0
Payments of long-term debt	0	0
Payments of commercial paper, net		0	0
Payments of deferred financing costs	0	0	0
Proceeds from issuance of common units, net of offering costs		0	0
Net change in advances to predecessor from DCP Midstream, LLC	157,000,000	197,000,000	(301,000,000)
Distributions to limited partners and general partner	0	0	0
Distributions to non-controlling interests	(7,000,000)	(5,000,000)	(5,000,000)
Net cash (used in) provided by financing activities	(918,000,000)	(42,000,000)	416,000,000
Net change in cash and cash equivalents	(2,000,000)	0	(11,000,000)
Cash and cash equivalents, beginning of period	3,000,000	3,000,000	14,000,000
Cash and cash equivalents, end of period	1,000,000	3,000,000	3,000,000
Consolidating Adjustments
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	0	0	0
INVESTING ACTIVITIES:
Intercompany transfers	(1,068,000,000)	(234,000,000)	722,000,000
Capital expenditures	0	0	0
Acquisition of unconsolidated affiliates			0
Investments in unconsolidated affiliates, net	0	0
Proceeds from sale of assets	0	0	0
Net cash used in investing activities	(1,068,000,000)	(234,000,000)	722,000,000
FINANCING ACTIVITIES:
Intercompany transfers	1,068,000,000	234,000,000	(722,000,000)
Proceeds from long-term debt	0	0	0
Payments of long-term debt	0	0
Payments of commercial paper, net		0	0
Payments of deferred financing costs	0	0	0
Proceeds from issuance of common units, net of offering costs		0	0
Net change in advances to predecessor from DCP Midstream, LLC	0	0	0
Distributions to limited partners and general partner	0	0	0
Distributions to non-controlling interests	0	0	0
Net cash (used in) provided by financing activities	1,068,000,000	234,000,000	(722,000,000)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0